Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-28	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

On November 28, 2023, the Company’s Board of Directors adopted a Clawback Policy (the “Clawback Policy”). The Clawback Policy is intended to further the Company’s pay-for-performance philosophy and to comply with applicable law by providing for the reasonably prompt recovery of certain incentive-based compensation received by executive officers in the event of an accounting restatement. The Clawback Policy is intended to comply with, and will be interpreted in a manner consistent with, Section 10D of the Exchange Act, with Exchange Act Rule 10D-1 and with the Nasdaq listing standards.

The Clawback Policy shall be administered by a majority of independent directors serving on the Board or, if so designated by the Board, a committee thereof (the independent directors or such committee charged with administration of this Policy, the “Administrator”). The Administrator is authorized to interpret and construe this Policy and to make all determinations necessary, appropriate or advisable for the administration of this Policy. Any determinations made by the Administrator shall be final and binding on all affected individuals and need not be uniform with respect to each individual covered by the Policy. In the administration of this Policy, the Administrator is authorized and directed to consult with the full Board or such other committees of the Board, such as the Audit Committee, as may be necessary or appropriate as to matters within the scope of such other committee’s responsibility and authority.

Subject to any limitation at applicable law, the Administrator may authorize and empower any officer or employee of the Company to take any and all actions necessary or appropriate to carry out the purpose and intent of this Clawback Policy (other than with respect to any recovery under this Policy involving such officer or employee).

Aggregate Erroneous Compensation Not Yet Determined	The Administrator is authorized to interpret and construe this Policy and to make all determinations necessary, appropriate or advisable for the administration of this Policy. Any determinations made by the Administrator shall be final and binding on all affected individuals and need not be uniform with respect to each individual covered by the Policy. In the administration of this Policy, the Administrator is authorized and directed to consult with the full Board or such other committees of the Board, such as the Audit Committee, as may be necessary or appropriate as to matters within the scope of such other committee’s responsibility and authority.